Segment and Geographic Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
 Note 15 — Segment and Geographic Information

During six months ended June 30, 2013 and 2012, all of the Group’s principal operating and developmental activities occurred in Macau. Management reviews the results of operations for its key operating segment in Macau.